RECAPITALIZATION TRANSACTION WITH TBA: (Details) $ / shares in Units, $ in Millions	Jun. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares
Class A Ordinary Shares
Mergers, Acquisitions and Dispositions
Common Stock, voting rights	one
Treasury shares		6,745,955
Class B Ordinary Shares
Mergers, Acquisitions and Dispositions
Ordinary share, par value | $ / shares		$ 0
Stock Split	9.98
Common Stock, voting rights	five
TBA Class A Share
Mergers, Acquisitions and Dispositions
Converted into ordinary shares	1
TBA Class B Share
Mergers, Acquisitions and Dispositions
Converted into ordinary shares	1
Secondary sale
Mergers, Acquisitions and Dispositions
Total purchase price | $	$ 1,400.0
Secondary sale | Class A Ordinary Shares
Mergers, Acquisitions and Dispositions
Treasury shares		6,745,955
PIPE investors | TBA Class A Share
Mergers, Acquisitions and Dispositions
Total purchase price | $	$ 67.5
PIPE investors | Secondary sale
Mergers, Acquisitions and Dispositions
2019 Secondary Transaction (in shares)	140,000,000
Merger Agreement
Mergers, Acquisitions and Dispositions
Converted into ordinary shares	25,006,298
Sale of price, per share | $ / shares	$ 10.00
Merger Agreement | Class A Ordinary Shares
Mergers, Acquisitions and Dispositions
Ordinary share, par value | $ / shares	$ 0
Stock Split	4.99
Merger Agreement | Class B Ordinary Shares
Mergers, Acquisitions and Dispositions
Ordinary share, par value | $ / shares	$ 0
Number of shares issued	1
Stock Split	4.99
Merger Sub I & II
Mergers, Acquisitions and Dispositions
Total consideration | $	$ 664.0
Deferred Offering Costs | $	44.0
Legal and accounting fees | $	$ 1.5
Merger Sub I & II | TBA Class A Share
Mergers, Acquisitions and Dispositions
2019 Secondary Transaction (in shares)	109,145,955
Merger Sub I & II | General and administrative expenses
Mergers, Acquisitions and Dispositions
Transaction costs | $	$ 4.2